Stock-Based Compensation (RSU,PSU) (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Restricted Stock Units
Weighted Average Grant Price
Weighted Average grant price, beginning balance (in dollars per share)	$ 166		$ 148		$ 129
Granted (in dollars per share)	$ 172		$ 189		$ 184
Released (in dollars per share)	$ 157		$ 131		$ 117
Canceled/forfeited (in dollars per share)	$ 167		$ 154		$ 139
Weighted Average grant price, ending balance (in dollars per share)	$ 171		$ 166		$ 148
Number of units
Beginning balance (in shares)	8,635,317		9,841,461		12,218,601
Granted (in shares)	2,525,947		2,541,081		2,635,772
Released (in shares)	(2,401,761)		(2,952,363)		(4,338,787)
Canceled/forfeited (in shares)	(1,025,226)		(794,862)		(674,125)
Ending balance (in shares)	7,734,277		8,635,317		9,841,461
Performance Share Units
Weighted Average Grant Price
Weighted Average grant price, beginning balance (in dollars per share)	$ 178	[1]	$ 151	[1]	$ 122
Granted (in dollars per share)	$ 180		$ 195		$ 185
Additional shares earned above target (in dollars per share)	$ 157	[2]	$ 118	[2]	$ 102	[2]
Released (in dollars per share)	$ 157		$ 118		$ 102
Canceled/forfeited (in dollars per share)	$ 187		$ 170		$ 131
Weighted Average grant price, ending balance (in dollars per share)	$ 185	[1]	$ 178	[1]	$ 151	[1]
Number of units
Beginning balance (in shares)	2,824,294	[1]	3,172,201	[1]	3,686,991
Granted (in shares)	1,430,098		869,875		1,004,003
Additional shares earned above target (in shares)	29,960	[2]	152,069	[2]	550,399	[2]
Released (in shares)	(1,027,181)		(1,321,784)		(1,998,746)
Canceled/forfeited (in shares)	(116,464)		(48,067)		(70,446)
Ending balance (in shares)	3,140,707	[1]	2,824,294	[1]	3,172,201	[1]

[1]

Represents the number of shares expected to be issued based on achievement of grant date performance targets. The actual number of shares issued will dependon final performance against specified targets over the vesting period.

[2]	Represents additional shares issued to employees after vesting of PSUs because final performance metrics exceeded specified targets.